SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Less: cost written-off during the year	$ (234,697)	$ (214,929)
Add: accumulated depreciation written-off during the year	11,342
Total net property, plant and equipment	89,623	306,175
Opening gross carrying amount	306,175	457,178
Opening accumulated depreciation and impairment losses	(978,220)	(763,291)
Add: foreign currency translation	593
Closing accumulated depreciation and impairment losses	(1,200,982)	(978,220)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Less: cost written-off during the year	(11,342)
Add: additions purchased during the year	17,552	63,926
Total net property, plant and equipment	1,290,605	1,284,395
Opening gross carrying amount	1,284,395	1,220,469
Laboratory Equipment [member]
IfrsStatementLineItems [Line Items]
Opening net carrying amount	975,619	960,872
Less: cost written-off during the year	(8,243)
Add: additions purchased during the year	6,402	14,747
Less: accumulated depreciation	(941,545)	(744,615)
Add: accumulated depreciation written-off during the year	8,243
Total net property, plant and equipment	40,476	231,004
Opening gross carrying amount	231,004
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Opening net carrying amount	292,817	251,852
Less: cost written-off during the year	(3,099)
Add: additions purchased during the year	11,150	40,965
Less: accumulated depreciation	(261,580)	(230,186)
Add: accumulated depreciation written-off during the year	3,099
Total net property, plant and equipment	42,681	62,631
Less: cost transferred	(11,603)
Less: accumulated depreciation transferred	11,897
Opening gross carrying amount	62,631
Office equipment [member]
IfrsStatementLineItems [Line Items]
Opening net carrying amount	18,709	10,495
Less: cost written-off during the year
Add: additions purchased during the year		8,214
Less: accumulated depreciation	(11,949)	(6,169)
Add: accumulated depreciation written-off during the year
Total net property, plant and equipment	6,466	12,540
Less: accumulated depreciation transferred	(11,897)
Add: cost transferred	11,603
Opening gross carrying amount	$ 12,540	$ 9,372